Warrants (Details) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	May 26, 2020	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) D $ / shares shares	Dec. 31, 2021 USD ($)
Warrants
Change in fair value of warrant liabilities | $		$ 620	$ 12,805	$ 413	$ 17,968	$ 20,859	$ 161,095
Value of public warrants per warrant issued during IPO (as a percent)	33.00%
Public Warrants
Warrants
Outstanding warrants | shares		13,799,357		13,799,357		13,799,357
Warrants settleable in cash shares held for tender offer percentage						50.00%
Value of public warrants per warrant issued during IPO (as a percent)				33.00%
Private Warrants
Warrants
Outstanding warrants | shares		6,853,333		6,853,333		6,853,333
Fair market value trading days | D						30
Warrants exercised | shares						0
Class A Common Stock
Warrants
Shares called by warrants | shares		1		1
Exercise price		$ 11.50		$ 11.50
Class A Common Stock | Public Warrants
Warrants
Shares called by warrants | shares						1
Exercise price						$ 11.50
Warrant Redemption $0.01 | Public Warrants
Warrants
Warrants redemption price per warrant						$ 0.01
Warrants redemption period						30 days
Warrant Redemption $0.01 | Private Warrants
Warrants
Warrants redemption price per warrant						$ 0.01
Warrant Redemption $0.01 | Class A Common Stock | Public Warrants
Warrants
Trading day period						30 days
Trading day period for cashless basis redemption						10 days
Stock price trigger						$ 18.00
Threshold trading days | D						20
Warrant Redemption $0.10 | Public Warrants
Warrants
Period of warrants become exercisable						90 days
Warrants redemption price per warrant						$ 0.10
Warrants redemption period						30 days
Warrant Redemption $0.10 | Private Warrants
Warrants
Warrants redemption price per warrant						$ 0.10
Warrant Redemption $0.10 | Class A Common Stock | Public Warrants
Warrants
Stock price trigger						$ 10.00